Short-term Borrowings and Long-term Borrowings - Long-term borrowings (Details) - JPY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Time deposits pledged as collateral	¥ 63,524
Long-term debt	910,661	¥ 342,101
Current portion of long-term borrowings	(242,281)	(191,570)
Total long-term borrowings	¥ 668,380	¥ 150,531
Debt, Weighted Average Interest Rate	1.33%	1.74%
Time Deposits
Debt Instrument [Line Items]
Time deposits pledged as collateral	¥ 20,024
Other Noncurrent Assets [Member]
Debt Instrument [Line Items]
Time deposits pledged as collateral	¥ 43,500
Japanese financial institutions unsecured bank loans | Minimum
Debt Instrument [Line Items]
Fixed interest rates	0.21%	0.61%
Japanese financial institutions unsecured bank loans | Maximum
Debt Instrument [Line Items]
Fixed interest rates	3.98%	3.30%